Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive effect (in common stock equivalent shares):

	As of March 31,
	2020	2019
Options issued and outstanding	2,302,435	1,706,317
Unvested restricted stock	—	500
Unvested restricted stock units	753,863	24,960

Total	3,056,298	1,731,777

The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive effect (in common stock equivalent shares):

	As of December 31,
	2019	2018
Options issued and outstanding	2,562,800	1,122,677
Unvested restricted stock	—	1,000
Unvested restricted stock units	828,935	24,960

Total	3,391,735	1,148,637